Vanguard International Explorer Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	26 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Small Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.83%		5.62%	7.49%
Spliced International Explorer Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.83%		4.64%	6.88%
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	20.59%	7.91%	8.41%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.03%		3.26%	5.62%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.37%		2.23%	4.60%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.05%		2.24%	4.22%